Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any expenses or charges that are, or may be, imposed under a variable annuity or variable life insurance separate account or a qualified pension or retirement plan. If expenses or charges imposed under a variable annuity or variable life insurance separate account or a qualified pension or retirement plan were reflected in the tables, then expenses would be higher than shown in the tables. For information on these expenses and charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement, or if you purchased shares through a qualified plan, please consult the plan administrator.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 282% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	282.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Fund’s objective, the Portfolio Manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve this goal, the Fund may engage in active and frequent trading.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-capitalization companies without providing shareholders at least 60 days’ advance notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. A company’s stock can also be affected by the company’s financial condition. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Small-Cap Stock Risk. Stock prices of many smaller companies are based on future expectations. The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies. Small-cap companies may have a shorter operational history than larger companies, may not have as great an ability to raise additional capital, and may have a less diversified product line. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor.

Growth Investing Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. Growth stocks may underperform during periods when the market favors value stocks.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Arbitrage Risk. Investing in thinly-traded securities may involve a greater risk for excessive trading due to potential arbitrage opportunities. For example, to the extent that the Fund’s net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay.

High Portfolio Turnover. The Fund may engage in active and frequent trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index, which appear immediately below the Fund’s returns. The table also compares the Fund’s performance to the returns of an additional index with characteristics relevant to the Fund’s investment strategy, which appear in the last row of the table. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index, which appear immediately below the Fund's returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also compares the Fund's performance to the returns of an additional index with characteristics relevant to the Fund's investment strategy, which appear in the last row of the table.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘03, 18.16% Worst quarter: Q4 ‘08, -26.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.74%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.24%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	955
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,364
Annual Return 2003	rr_AnnualReturn2003	25.06%
Annual Return 2004	rr_AnnualReturn2004	11.88%
Annual Return 2005	rr_AnnualReturn2005	2.90%
Annual Return 2006	rr_AnnualReturn2006	5.25%
Annual Return 2007	rr_AnnualReturn2007	0.52%
Annual Return 2008	rr_AnnualReturn2008	(39.47%)
Annual Return 2009	rr_AnnualReturn2009	22.75%
Annual Return 2010	rr_AnnualReturn2010	19.61%
Annual Return 2011	rr_AnnualReturn2011	(1.06%)
Annual Return 2012	rr_AnnualReturn2012	8.82%
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%

[1]	Neuberger Berman Management LLC ("NBM") has contractually undertaken to limit the Fund's expenses through December 31, 2016 by waiving fees and/or reimbursing certain expenses of the Fund so that its total operating expenses (including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs), in the aggregate, are limited to 1.40% per annum of the Fund's average daily net asset value. These fee waivers and/or expense reimbursement are subject to recoupment by NBM within three years.